Accounts and Notes Receivable, Net	12 Months Ended
Dec. 31, 2018
Receivables [Abstract]
Accounts and Notes Receivable, Net
5.	ACCOUNTS AND NOTES RECEIVABLE, NET

Accounts and notes receivable and the allowance for doubtful debt consisted of the following:

	As of December 31,
	2017	2018
	RMB	RMB	US$
Accounts receivable	526,747	592,669	86,200
Notes receivable	2,720	2,606	379
Allowance for doubtful debt	(73,656)	(70,970)	(10,322)

	455,811	524,305	76,257

As of December 31, 2017 and 2018, all accounts and notes receivable were due from third party customers. An analysis of the allowance for doubtful debt was as follows:

	For the years ended December 31,
	2017	2018
	RMB	RMB	US$
Balance at beginning of the year	80,910	73,656	10,712
Additional provision charged to expense	69,553	315	46
Write-off of accounts receivable	(19,766)	(3,001)	(436)
Provision included in disposed subsidiaries	(57,041)	—	—

Balance at end of the year	73,656	70,970	10,322